EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jun-21	15-Jun-21	15-Jul-21
To	30-Jun-21	15-Jul-21
Days	30

Description of Collateral
On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
	1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$132,950,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$62,624,779.26
Series Nominal Liquidation Amount	695,574,779.26

	Deemed Amount for Series 2019-B	NMOTR Total Pool
Required Participation Amount1.	$695,574,779.26	$2,086,724,337.78
Excess Receivables1.	($53,424,735.57)	($481,349,228.56)
Excess Funding Account1.	$250,000,000.00	625,000,000.00
Total Collateral1.	892,150,043.69	$2,230,375,109.22
Collateral as Percent of Notes	89.22%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

	NMOTR Total Pool
Beginning Gross Principal Pool Balance	$2,667,420,087.46
Total Principal Collections	($1,697,940,994.44)
Investment in New Receivables	$1,238,973,710.30
Receivables Added for Additional Accounts	$0.00
Repurchases	($41,097,700.94)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00	$0.00
Less Net CMA Offset	($561,643,082.34)
Less Servicing Adjustment	($336,910.82)

Ending Balance	$1,605,375,109.22

SAP for Next Period	40.00%
Average Receivable Balance	$1,831,834,255.58
Monthly Payment Rate	92.69%

Interest Collections

During the past collection period, the following activity occurred:

	NMOTR Total Pool
Total Interest Collections	$4,930,746.64
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$4,930,746.64

Series Allocation Percentage at Month-End		40.00%
Floating Allocation Percentage at Month-End		70.86%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	333,333,333.33
Payout	—
Additions	166,666,666.67

Ending Balance	500,000,000.00

Distributions to Investors
Days	30
LIBOR	0.072880%
Applicable Margin	0.430000%
	0.502880%

	Actual	Per $1000
Interest	419,066.67	0.42
Principal	—	—

		0.42
Total Due Investors	419,066.67
Servicing Fee	809,358.92

Excess Cash Flow	169,243.42

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.00%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*		7.03%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.

1.

Under the applicable transaction documents, this amount is calculated and/or applicable with respect to the trust in the aggregate. We are including the deemed amount with respect to Series 2019-B on this report given past practice.